Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Offsetting of derivatives
Offsetting of derivatives
end of	2016		2015
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	8.2	7.5	15.7	14.5
OTC	129.1	121.7	153.0	146.5
Exchange-traded	0.1	0.1	0.0	0.0
Interest rate products	137.4	129.3	168.7	161.0
OTC-cleared	0.0	0.0	0.0	0.0
OTC	59.3	69.2	58.1	68.2
Exchange-traded	0.0	0.1	0.3	0.3
Foreign exchange products	59.3	69.3	58.4	68.5
OTC	11.2	11.5	12.0	13.3
Exchange-traded	11.5	13.0	8.9	11.2
Equity/index-related products	22.7	24.5	20.9	24.5
OTC-cleared	2.1	2.3	3.8	4.0
OTC	5.8	6.2	13.5	12.4
Credit derivatives	7.9	8.5	17.3	16.4
OTC	2.2	1.1	2.6	1.5
Exchange-traded	0.0	0.1	0.1	0.1
Other products	2.2	1.2	2.7	1.6
OTC-cleared	10.3	9.8	19.5	18.5
OTC	207.6	209.7	239.2	241.9
Exchange-traded	11.6	13.3	9.3	11.6
Total gross derivatives subject to enforceable master netting agreements	229.5	232.8	268.0	272.0
Offsetting (CHF billion)
OTC-cleared	(8.5)	(7.8)	(19.0)	(18.5)
OTC	(188.6)	(199.1)	(217.1)	(226.5)
Exchange-traded	(11.1)	(11.9)	(9.0)	(9.9)
Offsetting	(208.2)	(218.8)	(245.1)	(254.9)
of which counterparty netting	(184.7)	(184.7)	(223.0)	(223.0)
of which cash collateral netting	(23.5)	(34.1)	(22.1)	(31.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.8	2.0	0.5	0.0
OTC	19.0	10.6	22.1	15.4
Exchange-traded	0.5	1.4	0.3	1.7
Total net derivatives subject to enforceable master netting agreements	21.3	14.0	22.9	17.1
Total derivatives not subject to enforceable master netting agreements [1]	5.6	6.4	5.7	6.5
Total net derivatives presented in the consolidated balance sheets	26.9	20.4	28.6	23.6
of which recorded in trading assets and trading liabilities	26.8	20.4	28.4	23.5
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2016				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	99.9	(26.9)	73.0		92.0	(19.6)	72.4
Securities borrowing transactions	24.0	(4.5)	19.5		21.4	(3.9)	17.5
Total subject to enforceable master netting agreements	123.9	(31.4)	92.5		113.4	(23.5)	89.9
Total not subject to enforceable master netting agreements [1]	42.2	–	42.2		33.1	–	33.1
Total	166.1	(31.4)	134.7	[2]	146.5	(23.5)	123.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 87,331 million and CHF 83,565 million of the total net amount as of December 31, 2016 and 2015, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2016				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	51.3	(29.0)	22.3		43.2	(21.4)	21.8
Securities lending transactions	8.3	(2.4)	5.9		9.8	(2.1)	7.7
Obligation to return securities received as collateral, at fair value	31.9	0.0	31.9		19.4	0.0	19.4
Total subject to enforceable master netting agreements	91.5	(31.4)	60.1		72.4	(23.5)	48.9
Total not subject to enforceable master netting agreements [1]	5.5	–	5.5		26.2	–	26.2
Total	97.0	(31.4)	65.6		98.6	(23.5)	75.1
of which securities sold under repurchase agreements and securities lending transactions	64.4	(31.4)	33.0	[2]	70.1	(23.5)	46.6	[2]
of which obligation to return securities received as collateral, at fair value	32.6	0.0	32.6		28.5	0.0	28.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 19,634 million and CHF 32,398 million of the total net amount as of December 31, 2016 and 2015, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2016						2015
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	21.3	6.3		0.0		15.0	22.9	6.2		0.8		15.9
Securities purchased under resale agreements	73.0	73.0		0.0		0.0	72.4	72.4		0.0		0.0
Securities borrowing transactions	19.5	18.6		0.0		0.9	17.5	17.1		0.0		0.4
Total financial assets subject to enforceable master netting agreements	113.8	97.9		0.0		15.9	112.8	95.7		0.8		16.3
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	14.0	3.3		0.0		10.7	17.1	3.4		0.0		13.7
Securities sold under repurchase agreements	22.3	22.3		0.0		0.0	21.8	21.8		0.0		0.0
Securities lending transactions	5.9	5.7		0.0		0.2	7.7	7.4		0.0		0.3
Obligation to return securities received as collateral, at fair value	31.9	30.4		0.0		1.5	19.4	18.5		0.0		0.9
Total financial liabilities subject to enforceable master netting agreements	74.1	61.7		0.0		12.4	66.0	51.1		0.0		14.9
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
end of	2016		2015
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	8.2	7.5	15.7	14.5
OTC	129.0	121.6	152.9	146.3
Exchange-traded	0.1	0.1	0.0	0.0
Interest rate products	137.3	129.2	168.6	160.8
OTC	59.3	69.2	58.1	68.2
Exchange-traded	0.0	0.1	0.3	0.3
Foreign exchange products	59.3	69.3	58.4	68.5
OTC	11.2	11.6	12.0	13.5
Exchange-traded	11.5	13.0	8.9	11.2
Equity/index-related products	22.7	24.6	20.9	24.7
OTC-cleared	2.1	2.3	3.8	4.0
OTC	5.8	6.2	13.5	12.4
Credit derivatives	7.9	8.5	17.3	16.4
OTC-cleared	0.0	0.0	0.0	0.1
OTC	2.2	1.1	2.7	1.5
Exchange-traded	0.0	0.1	0.0	0.2
Other products	2.2	1.2	2.7	1.8
OTC-cleared	10.3	9.8	19.5	18.6
OTC	207.5	209.7	239.2	241.9
Exchange-traded	11.6	13.3	9.2	11.7
Total gross derivatives subject to enforceable master netting agreements	229.4	232.8	267.9	272.2
Offsetting (CHF billion)
OTC-cleared	(8.5)	(7.8)	(19.0)	(18.6)
OTC	(188.5)	(199.1)	(217.1)	(226.7)
Exchange-traded	(11.1)	(11.9)	(9.0)	(9.8)
Offsetting	(208.1)	(218.8)	(245.1)	(255.1)
of which counterparty netting	(184.6)	(184.6)	(223.0)	(223.0)
of which cash collateral netting	(23.5)	(34.2)	(22.1)	(32.1)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.8	2.0	0.5	0.0
OTC	19.0	10.6	22.1	15.2
Exchange-traded	0.5	1.4	0.2	1.9
Total net derivatives subject to enforceable master netting agreements	21.3	14.0	22.8	17.1
Total derivatives not subject to enforceable master netting agreements [1]	5.8	6.4	6.0	6.5
Total net derivatives presented in the consolidated balance sheets	27.1	20.4	28.8	23.6
of which recorded in trading assets and trading liabilities	27.0	20.4	28.6	23.5
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2016				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	100.2	(26.9)	73.3		92.4	(19.6)	72.8
Securities borrowing transactions	24.0	(4.5)	19.5		21.4	(3.9)	17.5
Total subject to enforceable master netting agreements	124.2	(31.4)	92.8		113.8	(23.5)	90.3
Total not subject to enforceable master netting agreements [1]	42.2	–	42.2		33.1	–	33.1
Total	166.4	(31.4)	135.0	[2]	146.9	(23.5)	123.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 87,331 million and CHF 83,565 million of the total net amount as of December 31, 2016 and 2015, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2016				2015
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	51.3	(29.0)	22.3		43.2	(21.4)	21.8
Securities lending transactions	8.3	(2.4)	5.9		9.8	(2.1)	7.7
Obligation to return securities received as collateral, at fair value	31.9	0.0	31.9		19.4	0.0	19.4
Total subject to enforceable master netting agreements	91.5	(31.4)	60.1		72.4	(23.5)	48.9
Total not subject to enforceable master netting agreements [1]	5.5	–	5.5		26.2	–	26.2
Total	97.0	(31.4)	65.6		98.6	(23.5)	75.1
of which securities sold under repurchase agreements and securities lending transactions	64.4	(31.4)	33.0	[2]	70.1	(23.5)	46.6	[2]
of which obligation to return securities received as collateral, at fair value	32.6	0.0	32.6		28.5	0.0	28.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 19,634 million and CHF 32,398 million of the total net amount as of December 31, 2016 and 2015, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	2016						2015
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	21.3	6.3		0.0		15.0	22.8	6.2		0.8		15.8
Securities purchased under resale agreements	73.3	73.3		0.0		0.0	72.8	72.8		0.0		0.0
Securities borrowing transactions	19.5	18.6		0.0		0.9	17.5	17.1		0.0		0.4
Total financial assets subject to enforceable master netting agreements	114.1	98.2		0.0		15.9	113.1	96.1		0.8		16.2
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	14.0	3.3		0.0		10.7	17.1	3.4		0.0		13.7
Securities sold under repurchase agreements	22.3	22.3		0.0		0.0	21.8	21.8		0.0		0.0
Securities lending transactions	5.9	5.7		0.0		0.2	7.7	7.4		0.0		0.3
Obligation to return securities received as collateral, at fair value	31.9	30.4		0.0		1.5	19.4	18.5		0.0		0.9
Total financial liabilities subject to enforceable master netting agreements	74.1	61.7		0.0		12.4	66.0	51.1		0.0		14.9
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.